Investment in Associates - Summarized Financial Information for Investment in Material Associates (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2019 USD ($)
Disclosure of associates [line items]
Current assets	$ 11,762,346		$ 11,888,143		$ 393,258
Non-current assets	22,543,541		21,245,575		753,712
Current liabilities	(5,018,861)		(5,239,833)		(167,799)
Non-current liabilities	(9,756,441)		(9,872,712)		(326,193)
Carrying amount	3,392,910		3,863,741		$ 113,437
Revenue	20,337,881	$ 679,969	18,480,027	$ 17,940,855
Profit (loss) for the year from continuing operations	2,508,574	83,871	1,325,824	981,929
Other comprehensive income (loss), net of income tax	(127,266)	(4,255)	(32,829)	(189,902)
Total comprehensive income (loss)	2,381,308	$ 79,616	1,292,995	2,606,980
Unimos Shanghai [member]
Disclosure of associates [line items]
Current assets	3,042,377		3,946,082
Non-current assets	3,499,819		3,254,687
Current liabilities	(459,502)		(554,160)
Non-current liabilities	(448,929)		(442,306)
Total net assets	5,633,765		6,204,303
Share in associate's net assets	2,536,558		2,793,438
Depreciable assets	584,441		644,718
Goodwill	22,118		22,118
Inter-company transactions and amortization			(3,325)
Carrying amount	3,143,117		3,456,949
Revenue	1,584,648		1,334,196	1,141,415
Profit (loss) for the year from continuing operations	(352,008)		(629,303)	(348,472)
Total comprehensive income (loss)	(352,008)		(629,303)	(348,472)
Dividends received from the associate
JMC ELECTRONICS CO., LTD. [member]
Disclosure of associates [line items]
Current assets	1,347,546		1,106,789
Non-current assets	2,457,975		1,699,498
Current liabilities	(888,184)		(817,697)
Non-current liabilities	(660,111)		(103,922)
Total net assets	2,257,226		1,884,668
Share in associate's net assets	225,723		359,972
Goodwill	24,070		46,820
Carrying amount	249,793		406,792
Revenue	3,017,155		1,931,008	1,322,928
Profit (loss) for the year from continuing operations	524,347		219,544	4,414
Other comprehensive income (loss), net of income tax	48,211		(14,074)	2,903
Total comprehensive income (loss)	572,558		205,470	7,317
Dividends received from the associate	$ 20,000		$ 5,730	$ 14,325